Leases	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Leases
13	LEASES
As Lessee
The Group leases land and buildings, office equipment, and other tangible and intangible assets from third parties under lease contracts.
Right of use assets
The carrying amount of right of use assets at March 31, 2026 and 2025 consisted of the following:

	Net carrying amount		Depreciation
	At March 31,		For the fiscal year ended March 31,
	2026	2025	2026	2025
	(In millions)
Land and buildings	¥313,222	¥335,499	¥71,912	¥73,160
Others (1)	49,425	49,336	19,286	23,942

Total	¥362,647	¥384,835	¥91,198	¥97,102

(1)	Others include mainly office equipment, IT systems and vehicles.
The additions of right of use assets for the fiscal years ended March 31, 2026 and 2025 were ¥69,592 million and ¥73,126 million, respectively. The Group leases mainly land and buildings for its head offices and branches.
Lease liabilities
The maturity analysis of lease liabilities at March 31, 2026 and 2025 were as follows:

	At March 31, 2026	At March 31, 2025
	(In millions)
Not later than one year	¥80,220	¥81,548
Later than one year and not later than five years	184,098	187,124
Later than five years	137,378	157,415

Total	401,696	426,087
Less: Future interest charges	(29,761)	(32,297)

Lease liabilities (1)	¥371,935	¥393,790

(1)	Lease liabilities is included in “Borrowings” in the consolidated statements of financial position. Refer to Note 19 “Borrowings.”
For the fiscal years ended March 31, 2026 and 2025, ¥6,548 million and ¥6,836 million were recognized as interests on lease liabilities, respectively and ¥95,342 million and ¥103,580 million were recognized as total cash outflow for leases, respectively.
As Lessor
The Group leases assets to third parties under finance leases or operating leases, including machinery, equipment, aircraft, vessels and property.
Finance lease receivable
The maturity analysis of the lease payments receivable, showing the undiscounted lease payments to be received at March 31, 2026 and 2025 were as follows:

	At March 31, 2026
	Undiscounted lease payments	Unearned finance income	Discounted lease payments (1)	Unguaranteed residual values (1)
	(In millions)
Not later than one year	¥63,356	¥12,576	¥50,780	¥288
Later than one year and not later than two years	70,863	8,757	62,106	1,763
Later than two years and not later than three years	31,391	7,393	23,998	3,158
Later than three years and not later than four years	45,514	5,233	40,281	5,649
Later than four years and not later than five years	9,780	4,020	5,760	—
Later than five years	114,264	37,579	76,685	4,075

Total	¥335,168	¥75,558	¥259,610	¥14,933

	At March 31, 2025
	Undiscounted lease payments	Unearned finance income	Discounted lease payments (1)	Unguaranteed residual values (1)
	(In millions)
Not later than one year	¥107,149	¥16,623	¥90,526	¥5,919
Later than one year and not later than two years	34,536	7,615	26,921	620
Later than two years and not later than three years	50,980	8,324	42,656	1,744
Later than three years and not later than four years	13,410	5,426	7,984	4,845
Later than four years and not later than five years	53,161	6,115	47,046	4,615
Later than five years	125,863	37,738	88,125	475

Total	¥385,099	¥81,841	¥303,258	¥18,218

(1)	Discounted lease payments and unguaranteed residual values are included in “Loans and advances” in the consolidated statements of financial position.
Accumulated allowance for net investment in the lease amounting to ¥670 million and ¥795 million were measured under IFRS 9 at March 31, 2026 and 2025, respectively. For the fiscal years ended March 31, 2026 and 2025, ¥12,114 million and ¥13,602 million were recognized as finance income on net investment in the lease, respectively.

Operating lease receivable
The total amounts of the future minimum lease payments receivable under non-cancellable
operating leases at March 31, 2026 and 2025 were as follows:

	At March 31, 2026	At March 31, 2025
	(In millions)
Not later than one year	¥211	¥206
Later than one year and not later than two years	208	208
Later than two years and not later than three years	208	206
Later than three years and not later than four years	67	207
Later than four years and not later than five years	—	67
Later than five years	—	—

Total	¥694	¥894

For the fiscal years ended March 31, 2026 and 2025, ¥214 million and ¥215 million were recognized as income from operating leases, respectively.